Related Party Transactions (Schedule of Outstanding Balances Due from to Related Parties) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Companies under control of Shanda [Member] CNY	Dec. 31, 2013 Companies under control of Shanda [Member] CNY	Dec. 31, 2014 Shanda [Member] CNY	Dec. 31, 2013 Shanda [Member] CNY
Amounts due from related parties:
Accounts receivable from related parties	$ 0	0	38,138	14,793	38,138
Other receivables from related parties				40,602	70,962	237	236
Prepaid expense, paid to related parties				80,345	0
Amounts due to related parties:
Accounts payable to related parties	0	0	20,704	13,496	20,704
Deferred acquisition consideration payable to related parties	0	0	867,464			0	867,464
Other payables to related parties	$ 0	0	2,827	5,827	2,827